CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]

CONDENSED BALANCE SHEET

	September 30
	2019	2020	2020
	RMB	RMB	US$
ASSETS (LIABILITIES)
Current assets (liabilities)
Cash and cash equivalents	252	18,353	2,695
Other receivables	4	4	1
Due from inter-companies	191,349	187,644	27,554
Due to related parties	(2,740)	(3,129)	(459)
Total current assets (liabilities)	188,865	202,872	29,791
Investment in unconsolidated subsidiaries	(211,548)	(280,062)	(41,125)
Total assets (liabilities)	(22,683)	(77,190)	(11,334)

AND EQUITY
Total stockholders’ equity	(22,683)	(77,190)	(11,334)

Schedule of Comprehensive Income (Loss) [Table Text Block]

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Revenues	—	—	—	—
Operating expenses
General and administrative	(5,147)	(12,597)	(14,852)	(2,181)
Loss from operations	(5,147)	(12,597)	(14,852)	(2,181)
Equity method loss	(148,514)	(49,163)	(70,407)	(10,339)
Interest expense	(2)	—	(2)
Loss before income taxes	(153,663)	(62,120)	(85,261)	(12,520)
Income tax expense	—	—	—	—

Net loss	(153,663)	(62,120)	(85,261)	(12,520)
Other comprehensive loss
Foreign currency translation difference	(3,315)	(1,640)	1,371	201
Total comprehensive loss	(156,978)	(63,760)	(83,890)	(12,319)

Schedule of Condensed Cash Flow Statement [Table Text Block]

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Net cash provided by operating activities	3,345	—	—	—
Net cash provided by financing activities	—	1,845	16,730	2,457
Net increase in cash and cash equivalents	3,345	1,845	16,730	2,457
Cash and cash equivalents, beginning of year	17	47	252	37
Effect of exchange rate changes on cash and cash equivalents	(3,315)	(1,640)	1,371	201
Cash and cash equivalents, end of year	47	252	18,353	2,695